CONVERTIBLE NOTES - Disclosure of detailed information about convertible notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes [Line Items]
Interest expense and accretion	$ 72,000	$ 260,000
Convertible Notes [Member]
Convertible Notes [Line Items]
Balance	402,000	721,000
Cash received			$ 973,000
Transaction costs			(11,000)
Derivative liability			(343,000)
Fair value of convertible debt component at date of issue			619,000
Settlement of convertible notes	(398,000)	(522,000)
Interest payments	(76,000)	(57,000)
Interest expense and accretion	72,000	260,000	102,000
Balance	$ 0	$ 402,000	$ 721,000